Capital Stock (Tables)	9 Months Ended
Jun. 30, 2024
Capital Stock [Abstract]
Schedule of Common Shares	Common shares
	Number of Shares	Amount $
Balance, as at September 30, 2023	167,610	9,894,326
Issuance of common shares upon exercise of the call option	66,550	57,724
Class A, B, C, D-1 and D-2 preferred shares exchange for common shares	239,766,119	444,410,959
Common shares converted per business combination	(240,000,279)	(454,361,009)
Issuance of new common shares per business combination	20,000,000	454,361,009
Issuance to Prospector shareholders (note 3)	8,770,930	55,257,187
Issuance of common shares	682,685	2,994,488
Balance, as at June 30, 2024	29,453,615	512,614,684

Schedule of Earnout Non-Voting Speacial Shares	The Earnout Non-Voting Special Shares are valued at per share amounts ranging from $3.78 (US$2.84) to $5.22 (US$3.93) based on option pricing models that considers the vesting terms of the instruments issued and the following weighted average assumptions
Fair value of the underlying share	US$ 4.74
Exercise price	—
Risk-free interest rate	3.23%
Expected volatility	60%
Expected life	7.00 years
Dividend yield	0%

Schedule of Issued and Outstanding	As at June 30, 2024, the following shares were issued and outstanding:
	Number of Shares	Amount $
Common shares	29,453,615	512,614,684
Class A Non-Voting Special Shares	2,031,250	10,115,625
Class B Non-Voting Special Shares	999,963	5,220,000
Class C Non-Voting Special Shares	999,963	4,970,000
Class D Non-Voting Special Shares	999,963	4,740,000
Class E Non-Voting Special Shares	999,963	4,250,000
Class F Non-Voting Special Shares	999,963	3,780,000
	36,484,680	545,690,309